Investment in Associate - Equity (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates and joint ventures [line items]
Equity	€ 280,050	€ 187,211	€ 176,613	€ 120,329
Elimination of profit recognized	130,097	€ 123,897	€ 68,505
Investment in associate	17,083
VISEN Pharmaceuticals [member]
Disclosure of associates and joint ventures [line items]
Equity	68,965
VISEN Pharmaceuticals [member] | Associates [member]
Disclosure of associates and joint ventures [line items]
Company's share of equity before eliminations	34,483
Elimination of profit recognized	(17,400)
Company's share of equity after eliminations	17,083
Investment in associate	€ 17,083